UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2922

Waddell & Reed Advisors Cash Management, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Cash Management
June 30, 2007
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 7.99%
Banks
Barclays Bank PLC,
5.37%, 4-15-08	$14,500	$14,500,000
Barclays Bank PLC, New York Branch,
5.35%, 5-5-08	14,500	14,500,000
Citibank, N.A.:
5.3%, 8-3-07	10,200	10,200,000
5.305%, 8-27-07	19,500	19,500,000
5.31%, 9-7-07	13,000	13,000,000
		71,700,000
Commercial Paper
Banks - 0.55%
Barclays U.S. Funding Corp.,
5.23%, 7-19-07	5,000	4,986,925

Capital Equipment - 2.81%
Deere (John) Capital Corporation:
5.26%, 7-30-07	8,700	8,663,136
5.27%, 8-13-07	5,060	5,028,149
5.22%, 8-29-07	8,800	8,724,716
5.27%, 8-29-07	2,851	2,826,376
		25,242,377
Finance Companies - 1.28%
Ciesco, LLC,
5.25%, 8-3-07	11,500	11,444,656

Food and Related - 5.91%
McCormick & Co. Inc.:
5.0%, 8-31-07	17,900	17,748,347
5.02%, 11-26-07	6,350	6,218,950
5.22%, 11-28-07	16,500	16,141,125
Wm. Wrigley Jr. Company,
5.27%, 8-17-07	13,000	12,910,556
		53,018,978
Insurance -- Life - 3.95%
AEGON N.V.:
5.23%, 8-13-07	13,600	13,515,042
5.24%, 8-13-07	22,070	21,931,866
		35,446,908
Security and Commodity Brokers - 0.85%
Societe Generale N.A. Inc.:
5.26%, 9-10-07	4,000	3,958,505
5.26%, 9-18-07	3,700	3,657,292
		7,615,797
Utilities -- Telephone - 3.39%
AT&T Inc.:
5.26%, 7-30-07	4,500	4,480,933
5.25%, 7-31-07	26,000	25,886,250
		30,367,183

Total Commercial Paper - 18.74%		168,122,824

Commercial Paper (backed by irrevocable bank of letter of credit)
Finance Companies - 11.54%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)):
5.23%, 7-2-07	18,800	18,797,269
5.38%, 7-3-07	2,000	1,999,402
NATC California LLC (SunTrust Bank),
5.24%, 7-13-07	22,000	21,961,573
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
5.25%, 7-31-07	6,000	5,973,750
River Fuel Trust #1 (Bank of New York (The)):
5.28%, 8-15-07	10,000	9,934,000
5.27%, 9-14-07	6,400	6,329,733
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.27%, 8-23-07	38,800	38,498,966
		103,494,693
Food and Related - 2.80%
COFCO Capital Corp. (Rabobank Nederland):
5.27%, 7-9-07	5,150	5,143,969
5.26%, 7-10-07	20,000	19,973,700
		25,117,669
Multiple Industry - 2.56%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch):
5.28%, 7-26-07	6,000	5,978,000
5.265%, 7-27-07	17,000	16,935,358
		22,913,358
Security and Commodity Brokers - 3.04%
UBS Finance Delaware LLC (UBS AG):
5.45%, 7-2-07	10,779	10,777,368
5.27%, 8-3-07	2,850	2,836,232
5.23%, 8-8-07	13,750	13,674,093
		27,287,693

Total Commercial Paper (backed by irrevocable bank of letter of credit) - 19.94%		178,813,413

Notes
Banks - 5.93%
Bank of America, N.A.,
5.27%, 9-14-07	12,700	12,700,000
Lloyds TSB Bank PLC,
5.29%, 7-6-07 (A)	8,605	8,605,000
U.S. Bancorp,
5.1%, 7-15-07	7,625	7,623,693
Wells Fargo & Company:
5.38%, 7-2-07 (A)	8,000	8,000,000
5.33%, 7-16-07 (A)	8,300	8,300,042
5.28%, 7-18-07 (A)	8,000	8,000,000
		53,228,735
Business Equipment and Services - 0.97%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
5.44%, 7-5-07 (A)	7,700	7,700,000
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.44%, 7-5-07 (A)	1,015	1,015,000
		8,715,000
Computers -- Main and Mini - 2.93%
IBM Canada Credit Services Company (International Business Machines Corporation),
3.75%, 11-30-07	2,000	1,986,875
International Business Machines Corporation:
5.28%, 7-3-07 (A)	5,500	5,500,000
5.33%, 7-9-07 (A)	18,750	18,750,036
		26,236,911
Cosmetics and Toiletries - 1.23%
Kimberly-Clark Corporation:
7.1%, 8-1-07	2,050	2,052,789
5.263%, 12-19-07	9,000	9,000,000
		11,052,789
Finance Companies - 5.84%
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, N.A.),
5.39%, 7-5-07 (A)	4,975	4,975,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
5.32%, 7-5-07 (A)	4,270	4,270,000
Toyota Motor Credit Corporation:
5.24%, 5-2-08	16,700	16,700,000
5.28%, 5-23-08	8,595	8,595,000
5.41%, 6-16-08	13,500	13,500,000
Unilever Capital Corporation,
5.31%, 7-12-07 (A)	4,300	4,300,000
		52,340,000
Food and Related - 0.28%
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, N.A.),
5.49%, 7-5-07 (A)	2,515	2,515,000

Furniture and Furnishings - 0.14%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.49%, 7-5-07 (A)	1,245	1,245,000

Health Care -- General - 0.26%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B& D Associates Project), Series 2005 (Wachovia Bank, N.A.),
5.32%, 7-5-07 (A)	2,355	2,355,000

Household -- General Products - 0.14%
Columbia Ridge Orchards, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank National Association),
5.4%, 7-5-07 (A)	976	976,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
5.4%, 7-5-07 (A)	266	266,000
		1,242,000
Leisure Time Industry - 0.70%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.49%, 7-5-07 (A)	6,260	6,260,000

Multiple Industry - 3.10%
3M Company,
5.656%, 12-12-07 (B)	17,000	17,027,930
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust Bank),
5.37%, 7-5-07 (A)	5,800	5,800,000
General Electric Capital Corporation,
5.28%, 7-24-07 (A)	5,000	5,000,000
		27,827,930
Non-Residential Construction - 1.83%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.37%, 7-5-07 (A)	16,385	16,385,000

Real Estate Investment Trust - 1.82%
701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997 (Wachovia Bank, N. A.),
5.49%, 7-5-07 (A)	2,000	2,000,000
Arden Realty Limited Partnership,
7.0%, 11-15-07	11,400	11,470,900
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank, National Association),
5.45%, 7-5-07 (A)	2,805	2,805,000
		16,275,900
Retail -- General Merchandise - 4.00%
Wal-Mart Stores, Inc.:
5.933%, 6-1-08	30,000	30,157,993
6.3%, 7-15-08	5,700	5,748,207
		35,906,200
Security and Commodity Brokers - 0.81%
UBS AG,
5.4%, 2-1-08	7,250	7,245,031

Trucking and Shipping - 0.04%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.37%, 7-5-07 (A)	385	385,000

Total Notes - 30.02%		269,215,496

TOTAL CORPORATE OBLIGATIONS - 76.69%		$687,851,733

(Cost: $687,851,733)

MUNICIPAL OBLIGATIONS

Alabama - 0.36%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, N.A.),
5.44%, 7-5-07 (A)	3,200	3,200,000

Arkansas - 0.87%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
5.37%, 7-5-07 (A)	7,820	7,820,000

California - 9.73%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
(Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.3%, 8-2-07	44,500	44,500,000
(Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
5.3%, 7-3-07	25,000	25,000,000
(Air Products Manufacturing Corporation), Taxable Series 1997A,
5.3%, 7-3-07	15,800	15,800,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
5.60%, 7-2-07 (A)	1,940	1,940,000
		87,240,000
District of Columbia - 0.21%
District of Columbia Revenue Bonds (American Society for Microbiology Project) Series 1998B (Taxable), (Wachovia Bank, N.A.),
5.32%, 7-5-07 (A)	1,905	1,905,000

Florida - 1.28%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds:
(Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
5.37%, 7-5-07 (A)	3,475	3,475,000
(Multi-Tenant Office Building Project), Taxable Series 2004C (Bank of America, N.A.),
5.37%, 7-5-07 (A)	8,000	8,000,000
		11,475,000
Georgia - 4.94%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable):
5.42%, 8-21-07	37,000	37,000,000
5.41%, 8-2-07	7,300	7,300,000
		44,300,000
Missouri - 0.17%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
5.43%, 7-5-07 (A)	1,490	1,490,000

New York - 1.60%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (WestLB AG),
5.4%, 8-1-07	14,400	14,400,000

Pennsylvania - 0.26%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, N.A.),
5.37%, 7-5-07 (A)	2,350	2,350,000

Washington - 0.34%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Housing Revenue Bonds (Country Club Apartments Project), Series2001B (U.S. Bank, National Association),
5.5%, 7-2-07 (A)	1,600	1,600,000
Washington Economic Development Finance Authority,
      Taxable Variable Rate Demand Industrial Revenue
      Bonds (Tonkin Building Associates, LLC Project),
      Series 1997B (U.S. Bank of Washington, National
      Association),

5.4%, 7-5-07 (A)	1,445	1,445,000
		3,045,000
Wisconsin - 0.02%
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
5.4%, 7-5-07 (A)	205	205,000

TOTAL MUNICIPAL OBLIGATIONS - 19.78%		$177,430,000

(Cost: $177,430,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Mortgage Corporation,
5.375%, 2-12-08	8,500	8,500,000
Overseas Private Investment Corporation:
5.35%, 7-4-07 (A)	15,000	15,000,000
5.35%, 7-4-07 (A)	8,163	8,162,790

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.53%		$31,662,790

(Cost: $31,662,790)

TOTAL INVESTMENT SECURITIES - 100.00%		$896,944,523

(Cost: $896,944,523)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of this security amounted to 1.90% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2007